Derivative Financial Instruments and Risk Management Policies - Interest Rate Benchmark Reform And Associated Risks (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 USD ($) GBP (£) CHF (SFr)
USD Libor 3M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	35,140	39,048
Financial assets | €	€ 333
Financial liabilities | €	€ 661
GBP Libor 3M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument | £		2,200
CHF Libor 3M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument | SFr		300
USD Libor 1M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	0	150
USD Libor 6M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	140	140